Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Schedule of Right-of-Use Assets and Lease Liabilities in Condensed Consolidated Balance Sheet

The presentation of right-of-use assets and lease liabilities in the condensed consolidated balance sheet is as follows:

		March 31,	December 31,
(In thousands)	Classification	2024	2023
Assets
Right-of-use asset	Right-of-use assets	$315	$342
Total Leased Assets		$315	$342

Liabilities
Current
Operating lease liability	Other current liabilities	$(115)	$(109)
Non-current
Operating lease liability	Lease liabilities	$(204)	$(235)
Total Lease Liability		$(319)	$(344)

The presentation of right-of-use assets and lease liabilities in the consolidated balance sheet is as follows:

		December 31,
(In thousands)	Classification	2023
Assets
Right-of-use asset	Right-of-use assets	$342
Total Leased Assets		$342

Liabilities
Current
Operating lease liability	Other current liabilities	$(109)
Non-current
Operating lease liability	Lease liabilities	$(235)
Total Lease Liability		$(344)

Schedule of Future Minimum Lease Payments Under Non-cancellable Operating Leases

The future minimum lease payments under non-cancellable operating leases as of March 31, 2024 for the next five years and thereafter are as follows:

(in thousands)
2024	$115
2025	157
2026	107
2027	—
2028	—
Thereafter	—
Total minimum payments required	379
Less: implied interest	(60)
Present value of lease liabilities	$319

The future minimum lease payments under non-cancellable operating leases as of December 31, 2023 for the next five years and thereafter are as follows:

(in thousands)
2024	$153
2025	157
2026	107
2027	—
2028	—
Thereafter	—
Total minimum payments required	417
Less: implied interest	(73)
Present value of lease liabilities	$344